Putnam Global Sector Fund
Fund summary
Goal
Putnam Global Sector Fund seeks capital appreciation.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 19 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Global Sector Fund	Class A		Class B		Class C		Class M	Class R	Class T	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%	none	2.50%	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Global Sector Fund		Class A	Class B	Class C	Class M	Class R	Class T		Class Y
Management fees		none	none	none	none	none	none		none
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%	0.25%
Other expenses		1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	[1]	1.60%
Acquired fund fees and expenses		1.00%	1.00%	1.00%	1.00%	1.00%	1.00%		1.00%
Total annual fund operating expenses		2.85%	3.60%	3.60%	3.35%	3.10%	2.85%		2.60%
Expense reimbursement	[2]	(1.60%)	(1.60%)	(1.60%)	(1.60%)	(1.60%)	(1.60%)		(1.60%)
Total annual fund operating expenses after expense reimbursement		1.25%	2.00%	2.00%	1.75%	1.50%	1.25%		1.00%
[1]	Other expenses are based on expenses of class A shares for the fund's last fiscal year.
[2]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through February 28, 2018. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example - Putnam Global Sector Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	695	1,264	1,859	3,459
Class B	703	1,255	1,928	3,590
Class C	303	955	1,728	3,758
Class M	522	1,200	1,901	3,758
Class R	153	807	1,486	3,299
Class T	374	963	1,578	3,234
Class Y	102	656	1,237	2,815

Expense Example, No Redemption - Putnam Global Sector Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	203	955	1,728	3,590
Class C	203	955	1,728	3,758

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 44%.
Investments
We allocate the fund’s assets among eight Putnam global sector funds to provide exposure to sectors of the global market in approximately the same proportions as the sector weightings in the MSCI World Index. Each underlying fund is a non-diversified fund concentrating in the market sector specified in its name, and each invests mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential.

Global Consumer Fund — Under normal circumstances, we invest at least 80% of this underlying fund’s net assets in securities of companies in the consumer staples and consumer discretionary products and services industries. This policy may be changed only after 60 days’ notice to shareholders.

Global Financials Fund — Under normal circumstances, we invest at least 80% of this underlying fund’s net assets in securities of companies in the financial services industries. This policy may be changed only after 60 days’ notice to shareholders.

Global Health Care Fund — Under normal circumstances, we invest at least 80% of this underlying fund’s net assets in securities of companies in the health care industries. This policy may be changed only after 60 days’ notice to shareholders.

Global Industrials Fund — Under normal circumstances, we invest at least 80% of this underlying fund’s net assets in securities of companies in the industrial products, services or equipment industries. This policy may be changed only after 60 days’ notice to shareholders.

Global Natural Resources Fund — Under normal circumstances, we invest at least 80% of this underlying fund’s net assets in securities of companies in the energy or other natural resources industries. This policy may be changed only after 60 days’ notice to shareholders.

Global Technology Fund — Under normal circumstances, we invest at least 80% of this underlying fund’s net assets in securities of companies in the technology industries. This policy may be changed only after 60 days’ notice to shareholders.

Global Telecommunications Fund — Under normal circumstances, we invest at least 80% of this underlying fund’s net assets in securities of companies in the telecommunication industries. This policy may be changed only after 60 days’ notice to shareholders.

Global Utilities Fund — Under normal circumstances, we invest at least 80% of this underlying fund’s net assets in securities of companies worldwide in the utilities industries. This policy may be changed only after 60 days’ notice to shareholders.

Each underlying fund may invest in emerging markets, use derivatives, such as futures, options, foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes, and engage in short sales of securities.

We seek to rebalance the fund’s allocations monthly to remain in alignment with the index. The following table shows the fund’s approximate allocations to the underlying funds as of 12/31/16:
Underlying fund	Approximate allocation as of 12/31/16
Putnam Global Consumer Fund	21.99%
Putnam Global Financials Fund	21.24%
Putnam Global Technology Fund	14.51%
Putnam Global Health Care Fund	12.08%
Putnam Global Natural Resources Fund	12.06%
Putnam Global Industrials Fund	11.15%
Putnam Global Telecommunications Fund	3.36%
Putnam Global Utilities Fund	3.19%

We may also invest in money market securities or affiliated money market or short-term fixed income funds for cash management.
Risks
It is important to understand that you can lose money by investing in the fund.

Our allocation of investments among the underlying funds may hurt performance. In addition, the fund’s performance is subject to the risks that may affect the performance of the underlying funds, which are as follows. The value of stocks in an underlying fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions, changes in government intervention in the financial markets, and factors related to a specific company or industry. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. An underlying fund’s policy of concentrating on a limited group of industries and an underlying fund’s “non-diversified” status, which means the underlying fund may invest a greater percentage of its assets in fewer issuers than a “diversified” fund, can increase the underlying fund’s vulnerability to adverse developments affecting a single issuer, which may result in greater losses and volatility.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be or become illiquid. An underlying fund’s use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. An underlying fund’s use of short selling may result in losses if the securities appreciate in value.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Best calendar quarter Q1 2012 13.67% Worst calendar quarter Q3 2011 -20.98%
Average annual total returns after sales charges (for periods ending 12/31/16)
Average Annual Total Returns - Putnam Global Sector Fund	1 Year		5 Years		Since Inception		Inception Date
Class A	(0.55%)		9.27%		6.61%		Mar. 31, 2010
Class A | after taxes on distributions	(1.20%)		7.35%		4.93%		Mar. 31, 2010
Class A | after taxes on distributions and sale of fund shares	0.23%		7.19%		5.07%		Mar. 31, 2010
Class B	(0.24%)		9.47%		6.74%		Mar. 31, 2010
Class C	3.74%		9.74%		6.74%		Mar. 31, 2010
Class M	1.24%		9.22%		6.44%		Mar. 31, 2010
Class R	5.20%		10.29%		7.28%		Mar. 31, 2010
Class T	2.88%	[1]	10.02%	[1]	7.15%	[1]	Mar. 31, 2010
Class Y	5.74%		10.84%		7.81%		Mar. 31, 2010
MSCI World Index (ND) (no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	7.51%		10.41%		7.97%		Mar. 31, 2010
[1]	Class T shares were not outstanding during the time periods shown. Performance shown for class T shares is derived from the historical performance of class A shares.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.